BORROWINGS - Schedule of Available Portion of Credit Facilities (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Authorized corporate credit facilities and related party credit facilities
Credit facilities [Line Items]
Available portion of corporate credit facilities	$ 2,450	$ 2,450
Draws on corporate credit facilities
Credit facilities [Line Items]
Available portion of corporate credit facilities	169	240
Authorized letter of credit facility
Credit facilities [Line Items]
Available portion of corporate credit facilities	500	500
Issued letters of credit
Credit facilities [Line Items]
Available portion of corporate credit facilities	342	335
Available portion of corporate credit facilities
Credit facilities [Line Items]
Available portion of corporate credit facilities	$ 2,439	$ 2,375